S000080108 [Member] Average Annual Total Returns		12 Months Ended	18 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
STOXX Emerging Markets All Cap Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	7.98%
STOXX Global Lithium Miners and Producers Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(45.61%)	(47.88%)
iShares Lithium Miners and Producers ETF
Prospectus [Line Items]
Average Annual Return, Percent		(45.14%)	(47.16%)
Performance Inception Date			Jun. 21, 2023
iShares Lithium Miners and Producers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(46.33%)	(47.97%)
iShares Lithium Miners and Producers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(26.58%)	(34.54%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.